Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2016	2015	2014
Current tax expense:
United Kingdom	$(1.6)	$—	$—
Foreign	110.2	72.6	43.5
Total current tax expense	108.6	72.6	43.5
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	(22.1)	28.0	(8.7)
Total income tax expense	$86.5	$100.6	$34.8

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2016, 2015 and 2014 differs from the U.K. statutory income tax rate as follows:

	2016	2015	2014
U.K. statutory income tax rate	20.0%	20.3%	21.3%
Non-U.K. taxes	(6.3)%	(3.2)%	(11.3)%
Effective income tax rate	13.7%	17.1%	10.0%

Net deferred tax assets
The net deferred tax assets, consist of the following:

(In US$ millions)	2016	2015
Provisions	$7.6	$19.7
Net operating losses carry forward	23.3	10.7
Unremitted earnings of subsidiaries	6.4	3.8
Gross deferred tax assets	37.3	34.2
Valuation allowance related to NOL	(22.6)	—
Net deferred tax assets	$14.7	$34.2
The net deferred tax liabilities consist of the following:

(In US$ millions)	2016	2015
Property, plant and equipment	$0.6	$42.6
Other	1.5	1.1
Gross deferred tax liabilities	2.1	43.7

Net deferred tax asset / (liability)	$12.6	$(9.5)

Unrecognized tax benefits schedule
The changes to the Company's liabilities related to uncertain tax positions were as follows:

(In US$ millions)	2016	2015
Balance beginning of year	$9.0	$—
Increases as a result of positions taken in prior years	42.0	—
Increases as a result of positions taken during the current year	31.9	9.0
Decreases as a result of positions taken in prior years	(34.2)	—
Decreases as a result of positions taken in the current year	(8.7)	—
Uncertain tax position	$40.0	$9.0

Tax examinations
The following table summarizes the earlier tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2013
Angola	2015
Nigeria	2012
Ghana	2013